Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Revenue recognized	$ 76	$ 73
Remaining revenue performance obligation	$ 87	$ 78